INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Income tax expenses

Income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2018	2019	2020
Income tax expenses (benefits):
Current	$150	$691	$830
Deferred	—	—	—
Income tax benefit due to reverse of UTP	—	—	(11,065)
	$150	$691	$(10,235)

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2018	2019	2020

Net loss before provision for income taxes	$(93,269)	$(33,213)	$(3,787)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(23,317)	(8,303)	(947)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	132	96	48
Tax effect of impairment loss on property and equipment and intangible assets	302	—	—
Tax effect of unrealized net operating loss	—	30,854	5,481
Tax effect of other permanent differences	4,913	(856)	19
Non-taxable gain from subsidiaries disposal	—	—	(14,323)
Effect of income tax benefit due to reverse of UTP	—	—	(11,065)
Changes in valuation allowance	17,080	(22,364)	104,282
Effect of preferential tax rates granted to PRC entities	689	1,215	1,599
Effect of income tax rate change	—	(262)	(396)
Effect of income tax rate difference in other jurisdictions	351	311	67

Income tax expenses (benefits)	$150	$691	$(10,235)

Effective tax rates	(0.2)%	(2.1)%	270.3%

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group's deferred income tax assets are as follows:

	As of December 31,
	2019	2020
Deferred tax assets:
Allowance for doubtful accounts	$15,341	$15,547
Amortization of intangible assets	93	726
Net operating loss carry forwards	44,350	29,572
Excess marketing and advertising expense (15%)	54	58
Impairment on inventory	80	52
Share transfer loss	—	11,836
Recognized cost of non-deductible VAT-input that generated in prior years	—	348
Total deferred tax assets	59,918	58,166

Valuation allowance	(59,918)	(58,166)

Total deferred tax assets, net	$—	$—

Schedule of rollforward of uncertain tax position

The rollforward of uncertain tax position is as follows:

	As December 31,
	2018	2019	2020

Unrecognized tax benefits, beginning of year	$12,725	$11,065	$11,065
Reversal of UTP due to lapse of the applicable statute of limitations			(11,065)
Reductions related to settlement of tax matters	(1,660)	—
Unrecognized tax benefits, end of year	11,065	11,065	—